Accounts Receivable Factoring - Narrative (Details) - Accounts receivable factoring arrangement [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Factoring [Line Items]
Accounts receivable, Held for sale	$ 68	$ 58
Accounts receivable, Sale	61	54
Amount of unpaid advances to the Factor	0	4
General and Administrative Expense [Member]
Accounts Receivable Factoring [Line Items]
Factoring fees	$ 7	$ 5